Average Annual Total Returns		12 Months Ended	42 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	14.78%
FT Vest U.S. Equity Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Percent		22.11%	11.28%
Performance Inception Date	Jun. 19, 2020
FT Vest U.S. Equity Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.11%	11.28%
FT Vest U.S. Equity Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.09%	8.85%